JOINT VENTURES AND ASSOCIATES - Changes in joint ventures investments and affiliates (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
JOINT VENTURES
As of the beginning of the year		$ 38,363,586	$ 39,489,898
Loss of control of Indrasa Biotecnologa S.A.		587,903
Impairment of investment in Alfalfa Technologies S.R.L.		(36,502)
Revaluation of property, plant and equipment, net of tax		555,963
Share of profit or loss		216,110	(1,126,312)	$ 4,049,508
As of the end of the year		39,687,060	$ 38,363,586	$ 39,489,898
Group disposed of ownership interest	20.00%
Natal Agro S.R.L.
JOINT VENTURES
Share of profit or loss		$ (519,448)